Financial Risk Management - Summary of contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	$ 652,242	$ 606,450
Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	597,787	602,493
Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	50,455
Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	4,000	3,957
Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	6,227	948
Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	6,227	948
Less than 6 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	648,650	602,710
Less than 6 months | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	597,787	602,493
Less than 6 months | Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	50,455
Less than 6 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	408	217
Less than 6 months | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	6,227	948
Less than 6 months | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	6,227	948
6-12 months | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	410	409
6-12 months | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	410	409
Between 1 and 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	825	584
Between 1 and 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	825	584
More than 2 years | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,033	3,017
More than 2 years | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	3,033	3,017
Total Contractual cash flows | Non Derivatives
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	652,918	606,720
Total Contractual cash flows | Non Derivatives | Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	597,787	602,493
Total Contractual cash flows | Non Derivatives | Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	50,455
Total Contractual cash flows | Non Derivatives | Leases Liabilities
Disclosure of Financial Instruments [Line Items]
Total non-derivatives	4,676	4,227
Total Contractual cash flows | Derivatives
Disclosure of Financial Instruments [Line Items]
Total derivatives	6,227	948
Total Contractual cash flows | Derivatives | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total derivatives	$ 6,227	$ 948